SHARE CAPITAL - Schedule of number and weighted average exercise prices of Restricted share units (Details) - Share	12 Months Ended
	May 31, 2020	May 31, 2019
Disclosure of classes of share capital [Abstract]
Balance	0	0
Granted	171,805	53,500
Vested	(90,805)	(53,500)
Balance	81,000	0